RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 17	RELATED PARTY TRANSACTIONS

Certain directors, executive officers and principal shareholders of the Corporation, including their immediate families and companies in which they are principal owners, were loan customers during 2011 and 2010. The following is a summary of the activity on these borrower relationships (in thousands):

2011
Beginning balance	$3,045
New loans and advances	380
Change in status	(205)
Payments	(117)
Ending balance	$3,103

Deposit accounts of directors and executive officers of the Corporation totaled $3,609,000 and $2,600,000 at December 31, 2011 and 2010, respectively.